Contract and Contribution Payable (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	May 01, 2015	Jun. 09, 2014	Sep. 25, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2014
Accounts payable					$ 71,563
Contract and contribution payable, less current portion					100,000
Amended APA provided for cash payments		$ 300,000
Purchase payable amount				50,000	50,000	$ 100,000	$ 100,000
Research and development expense				309,503	$ 281,218
Charitable Grant Agreement [Member]
Donation to the University			$ 75,000
Donation periodic payment			$ 9,375
Dr. Gerlach [Member]
Accounts payable				$ 150,000
Dr. Gerlach [Member] | Option agreement [Member]
Due to related party periodic payment	$ 6,000
Research and development expense	$ 24,000